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Schroder U.S. Smaller Companies Fund
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Two Portland Square, Portland, Maine 04101

General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation. Current income is incidental to the objective of capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1.5 billion or less. It is intended for long-term investors seeking to diversify their growth investments who are willing to accept the risks associated with investments in smaller companies. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), a series of a registered open-end investment company with substantially the same investment objective and policies as the Fund. This annual report includes financial statements of both the Fund and the Portfolio.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 18 countries worldwide. The Schroder Group has been managing international investment portfolios since the early years of this century . As of June 30, 1997, the Schroder Group had over $150 billion in assets under management. At that same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $23 billion under management.

                                                                   July 23, 1997

Dear Shareholder:

     We are pleased to present the annual report for the Schroder U.S. Smaller Companies Fund for the period from November 1, 1996 through May 31, 1997. The change of the Fund's fiscal year from October 31 became effective on May 31, 1997. Over this seven month period, the total return of the Fund was 14.73% compared with the Russell 2000, which rose 8.40%

     The last seven months have been a period in which the fundamental economic background in the U.S. has remained favorable. Growth in the first quarter of 1997 was significantly faster than most commentators had predicted late in 1996 and exceeded our own relatively optimistic expectations. That this growth continues to be achieved with little upward pressure on inflation is encouraging but equally prompts questions as to its sustainability when the economy is operating with so little slack. It is, therefore, not surprising that markets have become more volatile in the last few months, debating the timing of interest rate increases and the probability of wage cost pressure showing up in the published inflation indices as the year progresses.

     It appears likely that some such inflationary pressures may materialize and, further, that interest rate increases should be expected in the second half of the year. We, nevertheless, continue to expect any upward pressure on inflation to be very modest and, hence, the extent of interest rate increases needed to control it to be low by historic standards, perhaps only 1% in total. It is, moreover, encouraging that the very significant changes evident

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Schroder U.S. Smaller Companies Fund
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in U.S. business in the last few years, reflecting in improved profitability and productivity, appear to remain important goals and one which other countries are keen to emulate.

     Small companies as a class have failed to keep up with the rally in larger stocks for some time now, including in this reporting period, although in May, small companies enjoyed a month of strong relative outperformance. The valuations of many small companies now appear compelling when compared to large ones, presenting stock-pickers such as Schroders with attractive investment opportunities for the Fund.

Sincerely,

/s/ Hermann C. Schwab                                      /s/ Mark J. Smith

Hermann C. Schwab                                          Mark J. Smith
Chairman                                                   President

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                                       2
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MANAGEMENT DISCUSSION AND ANALYSIS (As of May 31, 1997)

     The past seven months was an unusual period in many ways: the largest U.S. companies substantially outperformed smaller companies, and growth stocks returned one of their poorest showings in recent memory. As a result, the opportunities in small cap investing appear improved. While large cap valuations have risen, small cap valuations have remained relatively reasonable. Additionally, there has been little sign of speculation in the small cap market, providing a favorable environment for long-term oriented, opportunistic stock-pickers.


     The Schroder U.S. Smaller Companies Fund performed well relative to the Russell 2000 Index in the period under review. Several of the companies in the portfolio were the subject of takeover activity, including Healthsource Inc., Value Health Inc., Healthdyne Technologies, Inc. and Amphenol Corp.

     Sector level performance was quite volatile during the period. Technology, which had led the market earlier, was the worst performing sector, down over 17%, of the Russell 2000 Index in the first calendar quarter of 1997. However, technology rebounded sharply in May. The Fund outperformed in technology during this time frame due to management's conservative stance. The energy sector also exhibited a high degree of volatility and enjoyed the highest returns of the Russell 2000 Index in the fourth calendar quarter of 1996. The energy sector proceeded to give up much of the gain, however, during the first five months of 1997.

     The financial sector also performed well through the period, showing positive returns even as the Federal Reserve raised interest rates. The Fund's best returns in the financial sector came in regional banks, with North Fork BanCorp. Inc., and Commercial Federal Corp. Our real estate investment trust holdings also performed well, with Starwood Lodging Trust and Innkeepers USA Trust leading the group. Consumer stocks slightly underperformed the Russell 2000 Index during the period. The less cyclical companies held in the portfolio performed the best, led by Fine Host Corp., which we had added to the portfolio earlier in the fiscal year. Fine Host is a small, focused, fast growing consolidator of the contract food management industry with a reputation for quality.

     There were no major changes in sectors during the period, as the Fund remained well-diversified across sectors with investments continuing to be made primarily on a bottom-up and opportunistic basis. Looking forward, management continues to search for companies that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than larger companies based on valuations and growth rates. We will remain focused on our research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

     The views expressed in this report were those of the Fund's portfolio manager as of the dates specified and may not reflect the views of the portfolio manager on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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                                       3

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Schroder U.S. Smaller Companies Fund
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INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following information compares a change in value of a $10,000 investment in the Investor Shares of the Fund (because Advisor Shares were not issued for the periods presented) with the performance of the Russell 2000 Index over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The Russell 2000 is a capitalization weighted index of 2000 small capitalization U.S. companies. The Index excludes the effect of any fees or sales charges. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Advisor Shares have higher expenses and, therefore, have lower performance than Investor Shares. Past performance cannot predict nor guarantee future results.

          Schroder U.S. Smaller Companies Fund vs Russell 2000 Index

Investment Value on 5/31/97
---------------------------
Schroder U.S. Smaller Companies Fund - Investor Shares  $23,473
Schroder U.S. Smaller Companies Fund - Advisor Shares   $11,135
Russell 2000 Index                                      $16,643

Average Annual Total Return on 5/31/97                  1 Year   Since inception
--------------------------------------                  ------   ---------------
Schroder U.S. Smaller Companies Fund - Investor Shares  21.39%     26.14%(a)
Schroder U.S. Smaller Companies Fund - Advisor Shares    N/A       36.38%(b)
Russell 2000 Index                                      16.34%     15.89%(c)

                              [PERFORMANCE GRAPH]

Date            Russell 2000 Index    Schroder U.S. Smaller Companies Fund
----            ------------------    ------------------------------------
6-Aug-93             $10,000                        $10,000
  Aug-93             $10,411                        $10,350
  Sep-93             $10,696                        $10,820
  Oct-93             $10,959                        $10,990
  Nov-93             $10,589                        $10,710
  Dec-93             $10,935                        $11,202
  Jan-94             $11,270                        $11,656
  Feb-94             $11,228                        $11,807
  Mar-94             $10,617                        $11,222
  Apr-94             $10,680                        $11,374
  May-94             $10,542                        $11,343
  Jun-94             $10,163                        $11,142
  Jul-94             $10,321                        $11,273
  Aug-94             $10,882                        $11,918
  Sep-94             $10,832                        $11,666
  Oct-94             $10,786                        $11,897

  Nov-94             $10,331                        $11,384
  Dec-94             $10,589                        $11,701
  Jan-95             $10,447                        $11,753
  Feb-95             $10,868                        $12,380
  Mar-95             $11,046                        $12,756
  Apr-95             $11,275                        $13,090
  May-95             $11,460                        $13,383
  Jun-95             $12,043                        $13,957
  Jul-95             $12,736                        $15,117
  Aug-95             $12,991                        $15,681
  Sep-95             $13,223                        $16,224
  Oct-95             $12,633                        $15,817
  Nov-95             $13,178                        $16,684
  Dec-95             $13,514                        $17,444
  Jan-96             $13,499                        $17,360
  Feb-96             $13,925                        $17,835
  Mar-96             $14,201                        $18,785
  Apr-96             $14,964                        $19,973
  May-96             $15,565                        $21,160
  Jun-96             $14,931                        $20,460
  Jul-96             $13,628                        $18,916
  Aug-96             $14,419                        $19,498
  Sep-96             $14,982                        $20,614
  Oct-96             $14,749                        $20,460
  Nov-96             $15,354                        $21,125
  Dec-96             $15,748                        $21,331
  Jan-97             $16,060                        $21,720
  Feb-97             $15,671                        $21,720
  Mar-97             $14,937                        $20,942
  Apr-97             $14,973                        $21,012
  May-97             $16,643                        $23,473

(a) Inception date for Investor Shares is August 6, 1993.
(b) Inception date for Advisor Shares is December 20, 1996
(c) Annualized returns for the Russell 2000 Index are based on an inception date of July 31, 1993.

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                                       4

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            PORTFOLIO CHARACTERISTICS AS OF MAY 31, 1997 (UNAUDITED)

                  INVESTMENT BY INDUSTRY
INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Consumer Cyclicals                               19.2%
Financial                                        17.2%
Healthcare                                       12.2%
Technology                                       11.6%
Capital Goods/Construction                       10.0%
Energy                                            6.8%
Consumer Staples                                  5.4%
Transportation/Services/Miscellaneous             5.4%
Basic Materials                                   4.3%
Cash & Other Assets                               7.9%
                                           ---------------
Total                                           100.0%
                                           ---------------
                                           ---------------
                     TOP TEN HOLDINGS
SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Petco Animal Supplies Inc.                       2.0%
BA Merchant Services Inc.                        1.7%
Multicare Companies Inc.                         1.7%
UST Corp.                                        1.6%
CMAC Investment Corp.                            1.6%
Cooper Cameron Corp.                             1.6%
Fine Host Corp.                                  1.5%
USA Waste Services Inc.                          1.5%
Pillowtex Corp.                                  1.5%
Regal Cinemas Inc.                               1.5%
                                              -------
Total                                           16.2%
                                              -------
                                              -------

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                                       5


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Schroder U.S. Smaller Companies Fund
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STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997

ASSETS:
         Investments (Notes 1 and 2):
            Investment in Schroder U.S. Smaller Companies Portfolio (the
              'Portfolio') (cost $22,250,270)                                 $26,100,778
         Receivable for Fund shares sold                                          120,095
         Organization costs, net of amortization (Note 2)                           6,634
                                                                              -----------

                              Total Assets                                     26,227,507
                                                                              -----------

LIABILITIES:
         Payable for Fund shares redeemed                                          25,408
         Accrued expenses and other liabilities                                    17,022
                                                                              -----------

                              Total Liabilities                                    42,430
                                                                              -----------

                              Net Assets                                      $26,185,077
                                                                              -----------
                                                                              -----------

COMPONENTS OF NET ASSETS:
         Paid-in capital                                                      $20,825,459
         Undistributed net investment income (loss)                                   887
         Accumulated net realized gain (loss)                                   1,508,223
         Net unrealized appreciation (depreciation) on investments              3,850,508
                                                                              -----------

                              Net Assets                                      $26,185,077
                                                                              -----------
                                                                              -----------
NET ASSETS BY CLASS
         Investor Class                                                       $26,104,350
         Advisor Class                                                             80,727
                                                                              -----------

                              Net Assets                                      $26,185,077
                                                                              -----------
                                                                              -----------
SHARES OF BENEFICIAL INTEREST
         Investor Class                                                         1,969,016
         Advisor Class                                                              6,098


NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS [DIVIDED BY] SHARES OF BENEFICIAL INTEREST)
         Investor Class                                                            $13.26
         Advisor Class                                                             $13.24

    The accompanying notes are an integral part of the financial statements.

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                                       6


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Schroder U.S. Smaller Companies Fund
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STATEMENTS OF OPERATIONS

                                                                          For the Period      For the Year
                                                                              Ended              Ended
                                                                           May 31, 1997     October 31, 1996
                                                                          --------------    ----------------
INVESTMENT INCOME:
         Dividend income                                                    $       --         $  115,293
         Interest income                                                            --             15,293
                                                                          --------------    ----------------
                                                                                    --            130,586
                                                                          --------------    ----------------
NET INVESTMENT INCOME ALLOCATED FROM
    THE PORTFOLIO:
         Dividend income                                                        73,393             22,752
         Interest income                                                        33,234             14,679
         Net expenses                                                          (84,771)           (24,767)
                                                                          --------------    ----------------
                              Net Investment Income allocated from the
                                Portfolio                                       21,856             12,664
                                                                          --------------    ----------------
                              Total Investment Income                           21,856            143,250
                                                                          --------------    ----------------
EXPENSES:
         Investment advisory (Note 3)                                               --             58,914
         Administration (Note 3)                                                32,578             38,881
         Transfer agency (Note 3)                                               15,240             12,464
         Shareholder services - Advisor Shares (Note 3)                             70                 --
         Custody                                                                    --              8,968
         Accounting (Note 3)                                                     7,000             32,903
         Legal                                                                     620             15,969
         Audit                                                                  11,254              9,340
         Registration                                                           16,196             15,730
         Reporting                                                              19,648             16,809
         Trustees                                                                  335                422
         Amortization of organization costs (Note 2)                             3,394              5,818
         Miscellaneous                                                           1,628              7,335
                                                                          --------------    ----------------
                              Total Expenses                                   107,963            223,553
         Fees waived and expenses reimbursed (Note 4)                          (43,580)           (29,507)
                                                                          --------------    ----------------
                              Net Expenses                                      64,383            194,046
                                                                          --------------    ----------------
NET INVESTMENT INCOME (LOSS)                                                   (42,527)           (50,796)
                                                                          --------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

         Net realized gain (loss) on investments sold                               --          3,879,614
         Net realized gain (loss) on investments from the Portfolio          1,749,974            718,000
                                                                          --------------    ----------------
                              Net realized gain on investments               1,749,974          4,597,614
         Net change in unrealized appreciation (depreciation) on
           investments                                                              --         (3,676,928)
         Net change in unrealized appreciation (depreciation) on
           investments from the Portfolio                                    1,017,015          2,833,493
                                                                          --------------    ----------------
                              Net change in unrealized appreciation
                                (depreciation) on investments                1,017,015           (843,435)
                                                                          --------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       2,766,989          3,754,179
                                                                          --------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $2,724,462         $3,703,383
                                                                          --------------    ----------------
                                                                          --------------    ----------------

    The accompanying notes are an integral part of the financial statements.

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                                       7


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Schroder U.S. Smaller Companies Fund
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STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the          For the Year        For the Year
                                                                 Period Ended          Ended               Ended
                                                                 May 31, 1997     October 31, 1996    October 31, 1995
                                                                --------------    ----------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                                  $  13,742,555      $ 15,287,216        $ 13,323,789
                                                                --------------    ----------------    ----------------
OPERATIONS:
         Net investment income (loss)                                  (42,527)          (50,796)            (42,343)
         Net realized gain (loss) on investments sold                1,749,974         4,597,614           1,960,897
         Net change in unrealized appreciation (depreciation)
           on investments                                            1,017,015          (843,435)          2,234,952
                                                                --------------    ----------------    ----------------
         Net increase (decrease) in net assets resulting from
           operations                                                2,724,462         3,703,383           4,153,506
                                                                --------------    ----------------    ----------------
DISTRIBUTION TO SHAREHOLDERS FROM:
         Net realized gain on investments - Investor Class          (4,517,569)       (1,965,720)           (458,547)
                                                                --------------    ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares - Investor Class                            14,779,822         1,697,351               2,000
         Sale of shares - Advisor Class                                129,171                --                  --
         Reinvestment of distributions - Investor Class              3,516,999         1,522,389             410,171
         Redemption of shares - Investor Class                      (4,133,899)       (6,502,064)         (2,143,703)
         Redemption of shares - Advisor Class                          (56,464)               --                  --
                                                                --------------    ----------------    ----------------
         Net increase (decrease) from capital transactions          14,235,629        (3,282,324)         (1,731,532)
                                                                --------------    ----------------    ----------------
         Net increase (decrease) in net assets                      12,442,522        (1,544,661)          1,963,427
                                                                --------------    ----------------    ----------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                     $  26,185,077      $ 13,742,555        $ 15,287,216
                                                                --------------    ----------------    ----------------
                                                                --------------    ----------------    ----------------
(A) Accumulated undistributed net investment income (loss)       $         887      $         --        $         --
                                                                --------------    ----------------    ----------------
                                                                --------------    ----------------    ----------------
SHARE TRANSACTIONS
         Sale of shares - Investor Class                             1,190,001            95,854                 169
         Sale of shares - Advisor Class                                 10,511                --                  --
         Reinvestment of distributions
           in shares - Investor Class                                  296,293           106,834              37,357
         Redemption of shares - Investor Class                        (315,073)         (414,456)           (156,000)
         Redemption of shares - Advisor Class                           (4,413)               --                  --
                                                                --------------    ----------------    ----------------
         Net increase (decrease) in shares                           1,177,319          (211,768)           (118,474)

                                                                --------------    ----------------    ----------------
                                                                --------------    ----------------    ----------------

    The accompanying notes are an integral part of the financial statements.

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                                       8

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FINANCIAL HIGHLIGHTS--INVESTOR SHARES

     Selected per share data and ratios for an Investor share outstanding throughout each period:

                                                     For the
                                                   Period Ended
                                                     May 31,             For the Year Ended October 31,
                                                       1997         1996(a)        1995      1994     1993(b)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  17.23       $ 15.14       $ 11.81   $ 10.99   $ 10.00
                                                   ------------     -------       -------   -------   -------
Investment Operations
  Net Investment Income (Loss)                          (0.02)(c)     (0.06)(c)     (0.04)    (0.07)    (0.02)
  Net Realized and Unrealized Gain (Loss) on
     Investments                                         1.88          4.10          3.78      0.97      1.01
                                                   ------------     -------       -------   -------   -------
Total from Investment Operations                         1.86          4.04          3.74      0.90      0.99
                                                   ------------     -------       -------   -------   -------
Distributions From
  Net Realized Gain on Investments                      (5.83)        (1.95)        (0.41)    (0.08)       --
                                                   ------------     -------       -------   -------   -------
Total Distributions                                     (5.83)        (1.95)        (0.41)    (0.08)       --
                                                   ------------     -------       -------   -------   -------
Net Asset Value, End of Period                       $  13.26       $ 17.23       $ 15.14   $ 11.81   $ 10.99
                                                   ------------     -------       -------   -------   -------
                                                   ------------     -------       -------   -------   -------

Total Return                                           14.73%(d)     29.35%        32.84%     8.26%     9.90%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)           $ 26,104       $13,743       $15,287   $13,324   $12,489
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver               1.49%(c)(e)   1.49%(c)(e)   1.49%     1.45%     2.03%(e)
  Expenses excluding reimbursement/waiver               1.87%(c)(e)     N/A           N/A       N/A       N/A
  Net investment income (loss) including
     reimbursement/waiver                             (0.42)%(c)(e) (0.35)%(c)(e) (0.30)%   (0.58)%   (0.99)%(e)
Average commission rate (f)                          $ 0.0584       $0.0583           N/A       N/A       N/A
Portfolio turnover rate (g)                            34.45%        58.50%        92.68%    70.82%    12.58%

------------------

(a) On May 17, 1996, the Fund began offering two classes of shares Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were converted to Investor Shares.


(b) The Fund commenced operations on August 6, 1993 and converted to Core and Gateway(Registered) on August 15, 1996.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(d) Not annualized.

(e) Annualized.

(f) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities. The rate for the period ended May 31, 1997 represents the average commission per share paid by the Portfolio. Prior to May 31, 1997, the rate represents the average commission per share paid by the Fund while it was making investments directly in securities.

(g) Portfolio turnover represents the rate of portfolio activity. The rate for the period ended May 31, 1997 represents the portfolio turnover rate of the Portfolio. Prior to May 31, 1997, the rate represents portfolio activity while the Fund was making investments directly in securities.

    The accompanying notes are an integral part of the financial statements.

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                                       9

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FINANCIAL HIGHLIGHTS--ADVISOR SHARES

     Selected per share data and ratios for an Advisor share outstanding throughout the period:

                                                                                           For the
                                                                                         Period Ended
                                                                                           May 31,
                                                                                           1997(a)
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $  11.89
                                                                                        --------------
Investment Operations
  Net Investment Income (Loss)                                                                (0.03)(b)
  Net Realized and Unrealized Gain (Loss) on Investments                                       1.38
                                                                                        --------------
Total from Investment Operations                                                               1.35
                                                                                        --------------
Net Asset Value, End of Period                                                             $  13.24
                                                                                        --------------
                                                                                        --------------

Total Return                                                                                  11.35%(c)
Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                 $     81
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver                                                      1.74%(b)(d)
  Expenses excluding reimbursement/waiver                                                     57.02%(b)(d)
  Net investment income (loss) including reimbursement/waiver                                (0.67)%(b)(d)
Average commission rate (e)                                                                $ 0.0584
Portfolio turnover rate (f)                                                                   34.45%

------------------

(a) Advisor Class shares were first issued on December 23, 1996.

(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(c) Not annualized.

(d) Annualized.

(e) Amount represents the average commission per share paid to brokers by the Portfolio on the purchase and sale of equity securities.


(f) Portfolio turnover represents the rate of portfolio activity of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       10

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Schroder U.S. Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has six investment portfolios. Included in this report is the Schroder U.S. Smaller Companies Fund (the 'Fund'), a diversified portfolio that commenced operations on August 6, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of May 31, 1997, both Investor Shares and Advisor Shares had been issued.

         Effective May 31, 1997, the Fund changed its fiscal year end to May 31 from October 31.

   MASTER FEEDER ARRANGEMENT

         Effective August 15, 1996, the Fund seeks to achieve its investment objective by investing all of its investable assets in a separate diversified portfolio, Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), of Schroder Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records its share of the Portfolio income, expense and realized and unrealized gain and loss daily. The financial statements of the Portfolio are on pages 15 to 23 in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Portfolio owned by the Fund as of May 31, 1997 was approximately 25.25%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.


         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund business day. Valuation of securities held in the Portfolios are discussed in the Notes to the Financial Statement of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

   ORGANIZATIONAL COSTS

         Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES


   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATION

         On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. ('Schroder Advisors') under which Schroder Advisors is entitled to receive an annual fee, payable monthly, at the rate of 0.25% of the Fund's average daily net assets. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, Limited Liability Company ('Forum') under which Forum is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Fund's average daily net assets. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(Registered) ('FFC'). The Transfer Agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

   SHAREHOLDER SERVICE PLAN AND SERVICE ORGANIZATIONS

         The Trust has adopted a Shareholder Service Plan ('the Plan') with respect to the Advisor Share Class pursuant to which Schroder Advisors is authorized to pay Service Organizations a servicing fee. Payments under the Plan may be for various types of services. The maximum annual amount payable under the Plan is 0.25% of the Fund's average daily net assets attributable to the Advisor Shares.

   OTHER SERVICE PROVIDERS

         The fund accountant of the Fund is FFC. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND EXPENSE REIMBURSEMENTS

         Schroder Advisors voluntarily has waived a portion of its fees and have assumed certain expenses of the Portfolio so that its total expenses would not exceed 1.49% on Investor Shares and 1.74% on Advisor Shares of the respective share's average daily net assets. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended May 31, 1997, fees waived and expenses reimbursed by Schroder Advisors were $25,060 and $12,799, respectively, and fees waived by FFC were $5,721. For the year ended October 31, 1996, SCMI and Schroder Advisors waived fees in the amount of $2,657 and $26,850, respectively.

------------------------

SUPPLEMENTARY UNAUDITED INFORMATION

   DISTRIBUTIONS

         During the fiscal period ended May 31, 1997, the Fund distributed $3,129,098 in long term capital gains and $1,388,471 of ordinary income to shareholders. 11.6% of the ordinary income distribution may qualify for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Schroder U.S. Smaller Companies Fund:

     We have audited the accompanying statement of assets and liabilities of the Schroder U.S. Smaller Companies Fund (a separately managed portfolio of Schroder Capital Funds (Delaware)), as of May 31, 1997, and the related statements of operations for the period ended May 31, 1997 and for the year then ended October 31, 1996, the statements of changes in net assets for the period ended May 31, 1997 and each of the two years ended October 31, 1996 and 1995, and the financial highlights for the Investor Shares for the period ended May 31, 1997, each of the three years in the period ended October 31, 1996 and the period August 6, 1993 (commencement of operations) to October 31, 1993, and for the period from December 23, 1996 to May 31, 1997 for the Advisor Shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Schroder U.S. Smaller Companies Fund as of May 31, 1997, the results of its operations for the period ended May 31, 1997 and for the year then ended October 31, 1996, the changes in its net assets for the period ended May 31, 1997 and each of the two years ended October 31, 1996 and 1995, and the financial highlights for the Investor Shares for the period ended May 31, 1997, each of the three years in the period ended October 31, 1996 and the period August 6, 1993 (commencement of operations) to October 31, 1993, and for the period from December 23, 1996 to May 31, 1997 for the Advisor Shares, in conformity with generally accepted accounting principles.

                                         COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
July 14, 1997

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF MAY 31, 1997

          COMMON STOCK - 92.1%
SHARES                                      VALUE US$
-------                                    ------------
          BASIC MATERIALS - 4.3%
 46,600   AMCOL International Corp.        $    856,279
 35,400   Ball Corp.                          1,031,030
 83,100   Calgon Carbon Corp.                 1,163,400
 36,100   Ferro Corp.                         1,349,052
                                           ------------
                                              4,399,761
                                           ------------
          CAPITAL GOODS/CONSTRUCTION - 10.0%
 22,100   Aeroquip-Vickers Inc.                 958,593
 53,600   Aftermarket Technology Corp. (a)      978,200
 37,800   BMC Industries Inc.                 1,242,678
 38,400   Donaldson Co. Inc.                  1,406,403
 26,200   Falcon Building Products Inc.
            Class A (a)                         458,500
 24,500   Harsco Corp.                          955,500
 59,850   Miller Industries Inc.                980,048
 37,400   Tracor Inc. (a)                       949,029
 28,100   Triangle Pacific Corp. (a)            839,490
 42,900   USA Waste Services Inc. (a)         1,555,125
                                           ------------
                                             10,323,566
                                           ------------
          CONSUMER CYCLICALS - 19.2%
 46,692   Accustaff Inc. (a)                  1,121,454
 22,900   Barnett Inc. (a)                      509,525
 12,750   CDW Computer Centers Inc. (a)         624,750
 12,300   Consolidated Cigar Holdings Inc. (a)  372,018
 23,950   Consolidated Stores Corp. (a)         916,089
 23,000   Goody's Family Clothing Inc. (a)      530,438
 16,500   Gucci Group                         1,150,875
 27,800   Nautica Enterprises (a)               653,300
  8,300   Performance Food Group Co. (a)        172,225
 78,600   Petco Animal Supplies Inc. (a)      2,102,550
 65,100   Pier 1 Imports Inc.                 1,456,614
 72,500   Pillowtex Corp.                     1,549,690
 31,400   Promus Hotel Corp. (a)              1,134,328
 45,250   Regal Cinemas Inc. (a)              1,488,449
 19,800   Robert Half International Inc. (a)    848,929
 53,900   ShoLodge Inc. (a)                     714,175
 34,850   Sonic Corp. (a)                       609,875
 24,400   Tiffany & Co.                       1,131,553
 26,200   Warnaco Group Inc. Class A            858,050

 26,200   WestPoint Stevens Inc. (a)            992,329
 31,400   Wet Seal Inc. Class A (a)             922,380
                                           ------------
                                             19,859,596
                                           ------------
          CONSUMER STAPLES - 5.4%
 29,100   Compdent Corp. (a)                    527,443
 52,300   Fine Host Corp. (a)                 1,595,150
 98,600   Foodmaker Inc. (a)                  1,380,400
 21,100   Henry Schein Inc. (a)                 704,215
 23,400   Physician Sales & Service Inc. (a)    339,300

SHARES                                      VALUE US$
-------                                    ------------
          CONSUMER STAPLES (CONCLUDED)
 36,100   Suiza Foods Corp. (a)            $  1,078,489
                                           ------------
                                              5,624,997
                                           ------------
          ENERGY - 6.8%
 26,500   B.J. Service Company (a)            1,464,125
 19,600   Cooper Cameron Corp. (a)            1,604,755
 10,700   Flores & Rucks Inc. (a)               524,300
 36,900   Tosco Corp.                         1,203,864
 46,000   Union Tex Pete Holdings Inc.          925,757
 48,400   Varco International Inc. (a)        1,331,000
                                           ------------
                                              7,053,801
                                           ------------
          FINANCIAL - 17.2%
 33,700   AmerUs Life Holdings Inc.             871,992
104,500   BA Merchant Services Inc. Class
            A (a)                             1,711,193
 34,300   Bank United Corp.                   1,191,925
 20,600   Bay View Capital Corp.              1,035,150
 40,100   CMAC Investment Corp.               1,669,164
 61,500   CWM Mortgage Holdings Inc.          1,283,816
  7,650   Charter One Financial Inc.            358,596
 39,050   Commercial Federal Corp.            1,361,870
 10,300   ContiFinancial Corp. (a)              346,409
 30,700   Cullen/Frost Bankers Inc.           1,208,817
 35,200   FBL Financial Group Inc. Class A    1,034,004
  9,900   Fremont General Corp.                 347,738
 44,600   Inkeepers USA Trust                   624,400
 27,700   MLF Bancorp Inc.                      481,290
 54,000   North Fork BanCorp Inc.             1,134,000
  4,100   Penncorp Financial Group Inc.         139,914
 33,000   Starwood Lodging Trust              1,229,254
  1,600   Sun Communities Inc.                   52,200
 80,810   UST Corp.                           1,697,010
                                           ------------
                                             17,778,742
                                           ------------

          HEALTH CARE - 12.2%
  8,900   AmeriSource Health Corp. Class A (a)  379,365
 21,100   Arbor Health Care Co. (a)             601,350
 17,300   Bergen Brunswig Corp. Class A         657,400
 65,700   Coventry Corp. (a)                    956,759
 14,800   Express Scripts Inc. Class A (a)      675,251
 33,100   Genzyme Corp. (a)                     790,265
 72,500   Haemonetics Corp. (a)               1,241,566
 31,200   Health Care and Retirement
            Corp. (a)                         1,060,800
 27,662   Healthdyne Technologies Inc. (a)      408,015
 39,100   Healthsource Inc. (a)                 840,650
 22,900   Invacare Corp.                        492,350
 51,000   Isis Pharmaceuticals Inc. (a)         803,250
 54,000   Matria Healthcare Inc. (a)            236,252
 68,650   Multicare Companies Inc. (a)        1,707,674
 87,300   Transitional Hospitals Corp. (a)    1,385,891

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF MAY 31, 1997

SHARES                                      VALUE US$
-------                                    ------------
          HEALTH CARE (CONCLUDED)
 18,500   Value Health Inc. (a)            $    374,625
                                           ------------
                                             12,611,463
                                           ------------
          TECHNOLOGY - 11.6%
 19,300   Antec Corp. (a)                       238,841
137,600   Computervision Corp. (a)              670,804
 26,800   Credence Systems Corp. (a)            790,600
  2,600   Cymer Inc. (a)                        137,800
 43,200   EG&G Inc.                             842,400
 25,500   Evans & Sutherland Computer
            Corp. (a)                           669,375
 36,000   Exabyte Corp. (a)                     508,504
 65,800   INTERSOLV (a)                         649,781
 55,700   InterVoice, Inc. (a)                  612,700
 15,400   Intergraph Corp. (a)                  108,764
 18,900   Lam Research Corp. (a)                687,492
 46,300   Marcam Corp. (a)                      572,967
 39,100   MicroTouch Systems Inc. (a)           987,275
 37,900   Molecular Dynamics Inc. (a)           549,550
 36,500   Symbol Technologies Inc.            1,145,191
 37,700   System Software Associates Inc. (a)   348,725
 24,600   Thomas & Betts Corp.                1,251,529

SHARES                                      VALUE US$
-------                                    ------------
          TECHNOLOGY (CONCLUDED)
 57,500   Wang Laboratories Inc. (a)       $  1,178,750
                                           ------------
                                             11,951,048
                                           ------------
          TRANSPORTATION/SERVICES/
            MISCELLANEOUS - 5.4%
 31,800   ASA Holdings Inc.                     830,778
 22,200   Aviall Inc. (a)                       327,450
 25,600   CNF Transportation Inc.               825,600
 51,400   Comair Holdings Inc.                1,336,400
 41,100   Jacor Communications Inc. (a)       1,417,950
  2,100   Mid-America Apartment
            Communities Inc.                     55,913
 28,100   RemedyTemp Inc. Class A (a)           488,241
 15,000   U.S. Rentals Inc. (a)                 356,251
                                           ------------
                                              5,638,583
                                           ------------
          Total Investments - 92.1%
            (cost $84,209,629)               95,241,557
          Other Assets Less
            Liabilities - 7.9%                8,143,701
                                           ------------
          Total Net Assets - 100.0%        $103,385,258
                                           ------------
                                           ------------

------------------

(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $ 84,209,629
            Net unrealized appreciation (depreciation)                         11,031,928
                                                                             ------------

                              Total Investments at value                       95,241,557

         Cash and Cash Equivalents (Note 2)                                     6,922,881
         Receivable for investments sold                                        2,252,183
         Receivable for dividends and interest                                     79,383
         Organization costs, net of amortization (Note 2)                          21,095
                                                                             ------------

                              Total Assets                                    104,517,099
                                                                             ------------
LIABILITIES:
         Payable for investments purchased                                      1,049,223
         Payable to Investment Adviser (Note 3)                                    20,211
         Payable to other related parties (Note 3)                                  6,031
         Accrued expenses and other liabilities                                    56,376
                                                                             ------------

                              Total Liabilities                                 1,131,841
                                                                             ------------

                              Net Assets                                     $103,385,258
                                                                             ------------
                                                                             ------------
COMPONENTS OF NET ASSETS:
         Investors' capital                                                  $ 92,353,330
         Net unrealized appreciation (depreciation) on investments             11,031,928
                                                                             ------------

                              Net Assets                                     $103,385,258
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                      For the Period
                                                                   For the Period    August 15, 1996
                                                                       Ended             through
                                                                    May 31, 1997     October 31, 1996
                                                                   --------------    ----------------
INVESTMENT INCOME:
       Dividend income                                              $     260,037       $   36,852
       Interest income                                                    116,204           22,652
                                                                   --------------    ----------------
                              Total Investment Income                     376,241           59,504
                                                                   --------------    ----------------
EXPENSES:
       Investment advisory (Note 3)                                       211,277           26,334
       Administration (Note 3)                                             26,410            3,292
       Transfer agency (Note 3)                                             7,029            2,558
       Custody                                                             33,146            1,930
       Accounting (Note 3)                                                 21,000            7,645
       Legal                                                                  936            2,957
       Audit                                                               21,629           11,000
       Trustees                                                             1,680              103
       Amortization of organization costs (Note 2)                          2,927            1,066
       Miscellaneous                                                        8,254              742
                                                                   --------------    ----------------
                              Total Expenses                              334,288           57,627
       Fees waived (Note 6)                                               (35,396)         (20,260)
                                                                   --------------    ----------------
                              Net Expenses                                298,892           37,367
                                                                   --------------    ----------------
NET INVESTMENT INCOME (LOSS)                                               77,349           22,137
                                                                   --------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized gain (loss) on investments sold                     2,311,789          735,049
       Net change in unrealized appreciation (depreciation) on
          investments                                                   8,079,833        2,952,095
                                                                   --------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 10,391,622        3,687,144
                                                                   --------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $  10,468,971       $3,709,281
                                                                   --------------    ----------------
                                                                   --------------    ----------------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Period
                                                                            For the Period    August 15, 1996
                                                                                Ended             through
                                                                             May 31, 1997     October 31, 1996
                                                                            --------------    ----------------

NET ASSETS, BEGINNING OF PERIOD                                              $  28,929,477      $         --
                                                                            --------------    ----------------
OPERATIONS:
         Net investment income (loss)                                               77,349            22,137
         Net realized gain (loss) on investments sold                            2,311,789           735,049
         Net change in unrealized appreciation (depreciation) on
           investments                                                           8,079,833         2,952,095
                                                                            --------------    ----------------
         Net increase (decrease) in net assets resulting from operations        10,468,971         3,709,281
                                                                            --------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                          69,106,539        26,247,304
         Withdrawals                                                            (5,119,729)       (1,027,108)
                                                                            --------------    ----------------
         Net transactions from investors' beneficial interest                   63,986,810        25,220,196
                                                                            --------------    ----------------
         Net increase (decrease) in net assets                                  74,455,781        28,929,477
                                                                            --------------    ----------------
NET ASSETS, END OF PERIOD                                                    $ 103,385,258      $ 28,929,477
                                                                            --------------    ----------------
                                                                            --------------    ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following periods:

                                                                          For the Period       For the Period
                                                                              Ended                Ended
                                                                           May 31, 1997     October 31, 1996 (a)
----------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                                     0.85%(b)             0.85%(b)
  Expenses excluding reimbursement/waiver                                     0.95%(b)             1.31%(b)
  Net investment income including reimbursement/waiver                        0.22%(b)             0.50%(b)

Average commission rate (c)                                                 $ 0.0584             $ 0.0562
Portfolio turnover rate                                                      34.45%               17.30%

------------------

(a) For the period from August 15, 1996, commencement of operations, to October 31, 1996.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, managment investment company under the Investment Company Act of 1940 (the 'Act'), currently has five investment portfolios. Included in this report is Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), a diversified portfolio that commenced operations on August 15, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to institutional clients, including open-end, management investment companies.

         Effective May 31, 1997, the Portfolio changed its fiscal year end to May 31 from October 31.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

   CASH EQUIVALENTS

         The Portfolio considers all deposits and the related interest income in the Chase Money Market Account to be cash equivalents.


   INVESTMENT INCOME

         Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   SECURITY TRANSACTIONS

         Investment transactions are accounted on the trade date basis. Realized gain and loss from investment transactions are determined on the basis of identified cost.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with this organization and initial registration are being amortized on a straight line basis over a five-year period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The investment adviser to the Portfolio is Schroder Capital Management International Inc. ('SCMI'). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.60% of the average daily net assets.

   ADMINISTRATION

         On behalf of the Portfolio, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, Limited Liability Company ('Forum') under which Forum is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Portfolio's average daily net assets. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

   TRANSFER AGENT AND SHAREHOLDER SERVICE AGENTS

         Forum Financial Corp.(Registered) ('FFC') serves as the Portfolio's transfer agent and dividend disbursing agent and is entitled to receive compensation for those services from the Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.


   OTHER SERVICE PROVIDERS

         FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services by the Portfolio in the amount of $36,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the seven months ended May 31, 1997 aggregated $77,464,947 and $19,124,031, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of May 31, 1997 was $84,237,580. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $13,288,495, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $2,284,518.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and capital gain, as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES

         SCMI voluntarily has waived a portion of its fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed certain limitations. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of Schroder Core. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. Fees waived by SCMI were $35,396 and $20,260 for the period ended May 31, 1997 and October 31, 1996, respectively.

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Schroder U.S. Smaller Companies Portfolio
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Investors and Trustees of Schroder U.S. Smaller Companies Portfolio:

     We have audited the accompanying statement of assets and liabilities of the Schroder U.S. Smaller Companies Portfolio (a separate portfolio of Schroder Capital Funds), including the schedule of investments, as of May 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended and for the period August 15, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Schroder U.S. Smaller Companies Portfolio as of May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period then ended and for the period August 15, 1996 (commencement of operations) to October 31, 1996, in conformity with generally accepted accounting principles.

                                         COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
July 14, 1997

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                                       23
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
TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Robert Jackowitz
  Treasurer
Thomas G. Sheehan
  Assistant Treasurer
  Assistant Secretary
Catherine S. Wooledge
  Assistant Treasurer
  Assistant Secretary
Barbara Gottlieb
  Assistant Secretary
Mary Kunkemueller
  Assistant Secretary
Gerardo Machado
  Assistant Secretary

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, NY 11245

TRANSFER AND DIVIDEND
DISBURSING AGENT
Forum Financial Corp.
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110-2624

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder U.S. Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.


      [Logo] SCHRODERS

      Schroder
      U.S. Smaller
      Companies
      Fund

      ANNUAL REPORT
      May 31, 1997

      Schroder Capital Funds (Delaware)